Income taxes	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Income taxes
11. Income taxes
The following table provides a breakdown for income taxes:

	For the years ended December 31,
(€ thousands)	2023	2022	2021
Current taxes	(54,795)	(47,355)	(47,882)
Deferred taxes	21,362	11,553	17,180
Income taxes	(33,433)	(35,802)	(30,702)
The table below provides a reconciliation between actual income taxes and the theoretical income taxes, calculated on the basis of the applicable corporate tax rate in effect in Italy, which was 24.0% for each of the years ended December 31, 2023, 2022 and 2021.

	For the years ended December 31,
(€ thousands, except percentages)	2023	2022	2021
Profit/(Loss) before taxes	169,094	101,081	(96,959)
Theoretical income tax (expense)/benefit - tax rate 24%	(40,583)	(24,259)	23,270
Tax effect on:
Non-taxable income/(Non-deductible costs)	11,454	(8,256)	(23,863)
Differences between foreign tax rates and the theoretical applicable tax rate	5,847	10,829	(2,849)
Tax benefit/(expense) relating to prior years	2,997	(96)	(2,668)
Deferred tax assets recognized from previous years	7,425	—	—
Deferred tax assets not recognized	(4,107)	1,876	(14,978)
Tax on dividends and earnings	(5,613)	(5,366)	(9,027)
Other tax items	(6,363)	(6,934)	449
Total tax expense, excluding IRAP	(28,943)	(32,206)	(29,666)
Effective tax rate, excluding IRAP	17.1%	31.9%	(30.6%)
Italian regional income tax expense (IRAP)	(4,490)	(3,596)	(1,036)
Total income tax	(33,433)	(35,802)	(30,702)
Effective tax rate	19.8%	35.4%	(31.7%)
In order to facilitate the understanding of the tax rate reconciliation presented above, income tax expense includes a presentation net of the Italian Regional Income Tax (“IRAP”), which is based on a measure of income defined by the Italian Civil Code as the difference between operating revenues and costs, before financial income and expense, the cost of fixed term employees, credit losses and any interest included in lease payments. The applicable IRAP rate was 5.57% for the Parent Company and 3.9% for the other Italian components, for each of the years ended December 31, 2023, 2022 and 2021.
In 2020 the Group sent a request to the Italian tax authorities to renew its application of the Patent Box tax regime in Italy, which provides for a partial exemption of the business income derived from certain trademarks, designs and models in the Group’s portfolio, for fiscal years up to 2021. The Italian tax authorities acknowledged the request and the outcome of the renewal application is still pending at December 31, 2023. Following the enactment of new tax legislation in Italy in 2021, the previous Patent Box tax regime was replaced with a new Patent Box tax regime under which the amount of qualifying expenses are deductible by an additional 110% (for both IRES and IRAP purposes). Specific transitional rules regulate the transition from the previous Patent Box tax regime to the new regime. In the first quarter of 2024 the Group filed for the new Patent Box tax regime and its benefit will be recognized in financial year 2024 onwards.
For the year ended December 31, 2023, other tax items includes €5,100 thousand recognized for uncertain tax positions (€5,000 thousand for the year ended December 31, 2022).
In December 2021, the Organisation for Economic Co-operation and Development (“OECD”) released a draft legislative framework, widely referred as Pillar Two, to ensure large multinational corporations pay a minimum level of tax on the income arising in each of the jurisdictions where they operate. In March 2022, the OECD issued technical guidance and an overview of the potential impact of the OECD Pillar Two legislation on financial statements prepared in accordance with IFRS.
The Pillar Two legislation aims to address Base Erosion and Profit Shifting (BEPS) by introducing a global minimum tax rate of 15% and implementing tax legislation for the allocation of taxing rights.
Since the Group’s ultimate parent Company office is registered in Italy, and that the Italian tax authorities have enacted new tax legislation to implement the Pillar Two framework, the global minimum top-up tax should be applied with respect to all subsidiaries of the Group. The newly enacted tax legislation in Italy is effective for financial years starting from December 31, 2023 (January 1, 2024 for the Ermenegildo Zegna Group), therefore there was no current tax impact for the year ended December 31, 2023.
The Group has prepared a preliminary Transitional Country-by-Country Reporting (CbCR) Safe Harbour assessment concluding on fiscal year 2023, based on which it expects to be eligible for the Transitional CbCR Safe Harbour in the majority of jurisdictions in which the Group is expected to be operating during fiscal year 2024. Based on analysis performed to date, the Group does not expect the application of the Pillar Two legislation to have a material impact on the Group’s income taxes in 2024.
Deferred tax assets and deferred tax liabilities
Deferred taxes reflect the net tax effect of temporary differences between the book value and the taxable amount of assets and liabilities. The accounting of assets for deferred taxes was duly adjusted to take account of the effective possibility to be realized.
The Group’s Italian entities participate in a group Italian tax consolidation under the Ermenegildo Zegna N.V., and may therefore offset taxable income against tax losses of the companies participating in the Italian tax consolidation regime.
The following tables provide a breakdown for deferred tax assets and deferred tax liabilities:

(€ thousands)	At December 31, 2022	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Business Combination	Exchange differences and other	At December 31, 2023
Deferred tax assets arising on:
Employee benefits	4,794	1,564	(297)	86	(118)	6,030
Property, plant and equipment	9,878	(1,401)	—	—	106	8,583
Lease liabilities	59,963	(4,373)	—	46,141	1,368	103,099
Intangible assets	3,229	(65)	—	—	215	3,379
Provision for obsolete inventory	27,647	2,348	—		(1,036)	28,959
Elimination of Intercompany margin on inventory	28,447	8,361	—	3,439	(546)	39,701
Provisions	3,647	(223)	(47)	—	(1,009)	2,368
Financial assets	1,596	—	(148)	—	—	1,448
Tax losses	41,622	1,601	—	—	3,143	46,366
Other	503	3,051	(17)	3,091	537	7,165
Total deferred tax assets	181,326	10,863	(509)	52,757	2,660	247,098
Deferred tax liabilities arising on:
Property, plant and equipment	448	(184)	—	—	32	296
Right-of-use assets	57,156	(7,288)	—	46,132	615	96,615
Intangible assets	45,301	1,370	—	327	(138)	46,860
Financial assets fair value	2,382	45	(210)	—	(400)	1,817
Other	11,946	(4,442)	(2,254)	4,776	4,492	14,517
Total deferred tax liabilities	117,233	(10,499)	(2,464)	51,235	4,601	160,105

(€ thousands)	At December 31, 2021	Recognized in profit and loss	Recognized in comprehensive income/(loss)	Exchange differences and other	At December 31, 2022
Deferred tax assets arising on:
Employee benefits	4,665	352	(85)	(138)	4,794
Property, plant and equipment	11,107	(1,668)	—	439	9,878
Lease liabilities	36,752	23,255	—	(43)	59,963
Intangible assets	3,246	(85)	—	68	3,229
Provision for obsolete inventory	21,077	4,602	—	1,968	27,647
Elimination of Intercompany margin on inventory	21,695	6,493	—	259	28,447
Provisions	2,851	1,463	—	(667)	3,647
Financial assets	1,533	(84)	—	147	1,596
Tax losses	36,766	100	—	4,756	41,622
Other	2,685	688	(18)	(2,852)	503
Total deferred tax assets	142,377	35,116	(103)	3,937	181,326
Deferred tax liabilities arising on:
Property, plant and equipment	—	452	—	(4)	448
Right-of-use assets	34,188	22,953	—	18	57,156
Intangible assets	45,420	(202)	—	83	45,301
Financial assets fair value	2,461	(1,423)	1,158	186	2,382
Other	5,944	1,783	2,278	1,941	11,946
Total deferred tax liabilities	88,013	23,563	3,436	2,224	117,233
The decision to recognize deferred tax assets is made for each company in the Group by assessing whether the conditions exist for the future recoverability of such assets by taking into account the basis of the most recent forecasts from budgets and business plans. Deferred tax assets and deferred tax liabilities of the individual companies are offset where they may be legally offset and management has the intention to settle them through netting.
The following table provides the details of tax losses carried forward for which no deferred tax assets were recognized:

	At December 31,
(€ thousands)	2023	2022
Expiry within 1 year	15,265	9,936
Expiry 1-5 years	20,793	35,927
Expiry over 5 years	66,384	86,433
No expiration	328,736	321,389
Total tax losses carried forward	431,178	453,685